Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Operating segment
Revenue	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
Taxes on revenues	(257)	(285)	(356)	(542)	(691)
Net operating revenues	11,893	11,054	14,989	22,947	28,202
Costs and expenses	(6,886)	(6,149)	(6,263)	(13,035)	(10,550)
Operating profit	5,007	4,905	8,726	9,912	17,652
Depreciation, depletion and amortization	(1,084)	(1,055)	(979)	(2,139)	(1,936)
Operating income	3,923	3,850	7,747	7,773	15,716
Property, plant and equipment, net	90,103	92,531	91,677	90,103	91,677	88,895
Additions to property, plant and equipment	3,228	2,961	3,480	6,189	6,293
Investments	8,173	8,767	8,552	8,173	8,552	8,093
Bulk Material
Operating segment
Revenue	8,934	8,240	11,682	17,174	21,201
Taxes on revenues	(127)	(163)	(224)	(290)	(409)
Net operating revenues	8,807	8,077	11,458	16,884	20,792
Costs and expenses	(3,552)	(3,431)	(3,355)	(6,983)	(6,316)
Operating profit	5,255	4,646	8,103	9,901	14,476
Depreciation, depletion and amortization	(508)	(506)	(438)	(1,014)	(872)
Operating income	4,747	4,140	7,665	8,887	13,604
Property, plant and equipment, net	40,221	41,862	40,312	40,221	40,312
Additions to property, plant and equipment	1,890	1,883	1,488	3,773	3,417
Investments	1,477	1,633	1,478	1,477	1,478
Bulk Material | Iron ore
Operating segment
Revenue	6,505	5,987	9,102	12,492	16,389
Taxes on revenues	(58)	(78)	(134)	(136)	(244)
Net operating revenues	6,447	5,909	8,968	12,356	16,145
Costs and expenses	(2,272)	(2,147)	(2,157)	(4,419)	(3,893)
Operating profit	4,175	3,762	6,811	7,937	12,252
Depreciation, depletion and amortization	(383)	(373)	(347)	(756)	(704)
Operating income	3,792	3,389	6,464	7,181	11,548
Property, plant and equipment, net	33,757	34,950	33,602	33,757	33,602
Additions to property, plant and equipment	1,163	1,678	1,259	2,841	2,436
Investments	106	114	123	106	123
Bulk Material | Pellets
Operating segment
Revenue	1,961	1,698	2,122	3,659	4,000
Taxes on revenues	(56)	(71)	(73)	(127)	(134)
Net operating revenues	1,905	1,627	2,049	3,532	3,866
Costs and expenses	(724)	(745)	(778)	(1,469)	(1,618)
Operating profit	1,181	882	1,271	2,063	2,248
Depreciation, depletion and amortization	(65)	(55)	(31)	(120)	(67)
Operating income	1,116	827	1,240	1,943	2,181
Property, plant and equipment, net	2,099	2,100	2,678	2,099	2,678
Additions to property, plant and equipment	163	97		260	353
Investments	1,106	1,265	1,093	1,106	1,093
Bulk Material | Manganese
Operating segment
Revenue	63	42	52	105	95
Taxes on revenues	(1)	(2)	(2)	(3)	(4)
Net operating revenues	62	40	50	102	91
Costs and expenses	(57)	(32)	(48)	(89)	(69)
Operating profit	5	8	2	13	22
Depreciation, depletion and amortization	(3)	(4)	(4)	(7)	(9)
Operating income	2	4	(2)	6	13
Property, plant and equipment, net	77	85	25	77	25
Additions to property, plant and equipment	6		1	6	1
Bulk Material | Ferroalloys
Operating segment
Revenue	129	124	150	253	307
Taxes on revenues	(12)	(12)	(15)	(24)	(27)
Net operating revenues	117	112	135	229	280
Costs and expenses	(97)	(110)	(96)	(207)	(207)
Operating profit	20	2	39	22	73
Depreciation, depletion and amortization	(16)	(15)	(16)	(31)	(27)
Operating income	4	(13)	23	(9)	46
Property, plant and equipment, net	173	257	321	173	321
Additions to property, plant and equipment	116		10	116	21
Bulk Material | Coal
Operating segment
Revenue	276	389	256	665	410
Net operating revenues	276	389	256	665	410
Costs and expenses	(402)	(397)	(276)	(799)	(529)
Operating profit	(126)	(8)	(20)	(134)	(119)
Depreciation, depletion and amortization	(41)	(59)	(40)	(100)	(65)
Operating income	(167)	(67)	(60)	(234)	(184)
Property, plant and equipment, net	4,115	4,470	3,686	4,115	3,686
Additions to property, plant and equipment	442	108	218	550	606
Investments	265	254	262	265	262	239
Base Metals
Operating segment
Revenue	1,781	1,775	2,230	3,556	4,979
Taxes on revenues	(2)		(1)	(2)	(23)
Net operating revenues	1,779	1,775	2,229	3,554	4,956
Costs and expenses	(1,693)	(1,455)	(1,625)	(3,148)	(3,211)
Operating profit	86	320	604	406	1,745
Depreciation, depletion and amortization	(402)	(374)	(350)	(776)	(707)
Operating income	(316)	(54)	254	(370)	1,038
Property, plant and equipment, net	33,872	34,160	34,007	33,872	34,007
Additions to property, plant and equipment	966	787	961	1,753	1,518
Investments	3,550	3,832	3,832	3,550	3,832
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	1,544	1,555	1,966	3,099	4,081
Net operating revenues	1,544	1,555	1,966	3,099	4,081
Costs and expenses	(1,472)	(1,242)	(1,411)	(2,714)	(2,561)
Operating profit	72	313	555	385	1,520
Depreciation, depletion and amortization	(385)	(355)	(326)	(740)	(664)
Operating income	(313)	(42)	229	(355)	856
Property, plant and equipment, net	29,498	29,742	29,801	29,498	29,801
Additions to property, plant and equipment	675	552	613	1,227	984
Investments	25	20	13	25	13
Base Metals | Copper concentrate
Operating segment
Revenue	237	220	264	457	515
Taxes on revenues	(2)		(1)	(2)	(18)
Net operating revenues	235	220	263	455	497
Costs and expenses	(221)	(213)	(214)	(434)	(346)
Operating profit	14	7	49	21	151
Depreciation, depletion and amortization	(17)	(19)	(24)	(36)	(42)
Operating income	(3)	(12)	25	(15)	109
Property, plant and equipment, net	4,374	4,418	4,206	4,374	4,206
Additions to property, plant and equipment	291	235	348	526	518
Investments	233	234	133	233	133
Base Metals | Aluminum products.
Operating segment
Revenue					383
Taxes on revenues					(5)
Net operating revenues					378
Costs and expenses					(304)
Operating profit					74
Depreciation, depletion and amortization					(1)
Operating income					73
Additions to property, plant and equipment					16
Investments	3,292	3,578	3,686	3,292	3,686
Fertilizers
Operating segment
Revenue	923	829	867	1,752	1,654
Taxes on revenues	(54)	(49)	(53)	(103)	(111)
Net operating revenues	869	780	814	1,649	1,543
Costs and expenses	(709)	(626)	(621)	(1,335)	(1,225)
Operating profit	160	154	193	314	318
Depreciation, depletion and amortization	(114)	(109)	(129)	(223)	(246)
Operating income	46	45	64	91	72
Property, plant and equipment, net	9,831	10,174	10,570	9,831	10,570
Additions to property, plant and equipment	63	101	434	164	568
Fertilizers | Potash
Operating segment
Revenue	81	70	68	151	130
Taxes on revenues	(6)	(4)	(3)	(10)	(7)
Net operating revenues	75	66	65	141	123
Costs and expenses	(67)	(52)	(66)	(119)	(135)
Operating profit	8	14	(1)	22	(12)
Depreciation, depletion and amortization	(9)	(6)	(18)	(15)	(25)
Operating income	(1)	8	(19)	7	(37)
Property, plant and equipment, net	1,425	2,369	1,846	1,425	1,846
Additions to property, plant and equipment	43	20	293	63	300
Fertilizers | Phosphates
Operating segment
Revenue	630	548	586	1,178	1,122
Taxes on revenues	(20)	(18)	(22)	(38)	(50)
Net operating revenues	610	530	564	1,140	1,072
Costs and expenses	(508)	(409)	(404)	(917)	(812)
Operating profit	102	121	160	223	260
Depreciation, depletion and amortization	(83)	(74)	(62)	(157)	(149)
Operating income	19	47	98	66	111
Property, plant and equipment, net	7,536	7,043	7,132	7,536	7,132
Additions to property, plant and equipment	20	73	96	93	223
Fertilizers | Nitrogen
Operating segment
Revenue	193	192	194	385	366
Taxes on revenues	(26)	(24)	(25)	(50)	(48)
Net operating revenues	167	168	169	335	318
Costs and expenses	(134)	(165)	(151)	(299)	(278)
Operating profit	33	3	18	36	40
Depreciation, depletion and amortization	(22)	(29)	(49)	(51)	(72)
Operating income	11	(26)	(31)	(15)	(32)
Property, plant and equipment, net	532	447	1,592	532	1,592
Additions to property, plant and equipment		7	45	7	45
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	19	19	19	38	36
Taxes on revenues	(2)	(3)	(3)	(5)	(6)
Net operating revenues	17	16	16	33	30
Operating profit	17	16	16	33	30
Operating income	17	16	16	33	30
Property, plant and equipment, net	338	315		338
Additions to property, plant and equipment		1		1
Logistic
Operating segment
Revenue	408	403	476	811	804
Taxes on revenues	(54)	(67)	(68)	(121)	(122)
Net operating revenues	354	336	408	690	682
Costs and expenses	(342)	(345)	(358)	(687)	(615)
Operating profit	12	(9)	50	3	67
Depreciation, depletion and amortization	(57)	(64)	(60)	(121)	(104)
Operating income	(45)	(73)	(10)	(118)	(37)
Property, plant and equipment, net	4,279	4,179	3,685	4,279	3,685
Additions to property, plant and equipment	156	66	229	222	325
Investments	653	706	706	653	706
Logistic | Railroads
Operating segment
Revenue	294	265	357	559	607
Taxes on revenues	(43)	(52)	(54)	(95)	(99)
Net operating revenues	251	213	303	464	508
Costs and expenses	(270)	(239)	(277)	(509)	(474)
Operating profit	(19)	(26)	26	(45)	34
Depreciation, depletion and amortization	(44)	(48)	(45)	(92)	(82)
Operating income	(63)	(74)	(19)	(137)	(48)
Property, plant and equipment, net	1,340	1,395	1,464	1,340	1,464
Additions to property, plant and equipment	13	20	66	33	102
Investments	560	600	565	560	565
Logistic | Ports
Operating segment
Revenue	114	138	119	252	197
Taxes on revenues	(11)	(15)	(14)	(26)	(23)
Net operating revenues	103	123	105	226	174
Costs and expenses	(72)	(106)	(81)	(178)	(141)
Operating profit	31	17	24	48	33
Depreciation, depletion and amortization	(13)	(16)	(15)	(29)	(22)
Operating income	18	1	9	19	11
Property, plant and equipment, net	594	621	739	594	739
Additions to property, plant and equipment	15	46	23	61	60
Investments	93	106		93
Logistic | Ships
Operating segment
Property, plant and equipment, net	2,345	2,163	1,482	2,345	1,482
Additions to property, plant and equipment	128		140	128	163
Investments			141		141
Others
Operating segment
Revenue	104	92	90	196	255
Taxes on revenues	(20)	(6)	(10)	(26)	(26)
Net operating revenues	84	86	80	170	229
Costs and expenses	(213)	(292)	(304)	(505)	(696)
Operating profit	(129)	(206)	(224)	(335)	(467)
Depreciation, depletion and amortization	(3)	(2)	(2)	(5)	(7)
Operating income	(132)	(208)	(226)	(340)	(474)
Property, plant and equipment, net	1,900	2,156	3,103	1,900	3,103
Additions to property, plant and equipment	153	124	368	277	465
Investments	2,493	2,596	2,536	2,493	2,536
Gain on Sale of Assets
Operating segment
Costs and expenses					1,513
Operating profit					1,513
Operating income					$ 1,513